Transactions Not Involving Cash - Summary of Investing and Financing Activities not Involving Cash (Detail) - Boa Vista Servicos S A [member] - BRL (R$) R$ in Thousands	7 Months Ended	12 Months Ended
	Aug. 07, 2023	Dec. 31, 2022
Transactions not involving cash [Line Items]
Contribution of assets to the formation of BVRV	R$ 182,270	R$ 0
Reclassification of warrants	6,258	0
Lease termination	R$ 0	R$ 7,541